Right-of-use asset and lease liability - Schedule of Lease Liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024
Schedule of Lease Liability [Abstract]
Lease liability as at December 31, 2024
Additions	3,208,882
Interest expense	92,080
Lease payments	(198,774)
Lease liability as at December 31, 2025	3,102,188
Current lease liability	553,973
Non-current lease liability	2,548,215
Total	$ 3,102,188